U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2


1.)      Name and address of issuer:

         Transamerica Life Insurance Company of New York
         100 Manhattanville Road
         Purchase, New York  10577

2.) Name of each series or class of funds for which this notice is filed:

         Separate Account VA-2LNY of Transamerica Life Insurance Company of New York

3.)      Investment Company Act File Number:               811-7368
         Securities Act File Number:                       33-55152

4a.)     Last day of fiscal year for which this Form
         is filed:                                         12/31/97

4b.)     Check box if this Form is being filed Late
         (more than 90 calendar days after the end
         of the issuer's fiscal year)                      [      ]

4c.      Check box if this is the last time the issuer
         will be filing this Form                          [      ]

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal
                  year pursuant to Section 24(f):     $162,601,260.59

         (ii)     Aggregate price of securities redeemed or repurchased
                  during the fiscal year:              $71,232,333.04

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:    $___________

         (iv)     Total available redemption credits (add Items 5(ii)
                  and 5(iii):                                    $71,232,333.04

         (v) Net sales - If Item 5(i) is greater than Item 5(iv),
                  subtract Item 5(iv) from Item 5(i):   $91,368,927.55

         (vi)     Redemption  credits  available  for use in future  years -- if
                  Item 5(i) is less than Item 5(iv),
                  subtract Item 5(iv) from Item 5(i):          $__________

         (vii)    Multiplier for determining registration fee:          .000295

         (viii)   Registration fee due [multiply Item 5(v) by
                  Item 5(vii) - (enter "0" if no fee is due):        $26,953.83

6.)      Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________________.

7.)      Interest due -- if this Form is being filed more than 90 days
         after the end of the issuer's fiscal year:                  $__________

8.)      Total of the amount of the registration fee due plus any
         interest due (line 5(viii) plus line 7):                    $26,953.83

9.)      Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:          2-12-98
         Method of Delivery:

         [ X    ] Wire Transfer
         [      ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




                  TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK


                  By:      ___________________________________________________
                           James W. Dederer
                           Chairman, General Counsel &
                           Corporate Secretary



                  SEPARATE ACCOUNT VA-2LNY OF TRANSAMERICA LIFE
                           INSURANCE COMPANY OF NEW YORK


                  By:      ___________________________________________________
                           James W. Dederer
                           Chairman, General Counsel &
                           Corporate Secretary



DATE:             February 20, 1998